Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of Related Party Transactions
There were no further transactions with related parties for the relevant financial years except for the following transactions with the five members of On’s executive team:

(CHF in millions)	2022	2021	2020

Short-term employee benefits	2.1	1.9	1.8
Post-employment benefits	1.8	14.4	2.1
Share-based compensation	15.1	67.3	10.0
On Executive Team	19.0	83.6	13.9